Resolution Of Remaining Chapter 11 Disputed Claims (Changes In The Remaining Net Disputed Claims Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Escrow for payment of remaining net disputed claims	$ 320	$ 512
Balance at December 31, 2010	934
Interest accrued	28
Less: supplier settlements	(114)
Balance at December 31, 2011	848
Interest payable on disputed claims	669
Pacific Gas And Electric Company [Member]
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Balance at December 31, 2011	848
Remaining disputed claims	673
CAISO And PX [Member]
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Carrying amounts due from CAISO and PX as of the balance sheet date for disputed claims related to the Chapter 11 Filing	$ 494